Loans and advances to clients (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment Losses Financial Assets Loans And Receivables [Abstract]
Impairment losses financial assets - loans and receivables	R$ 12,338,141	R$ 13,389,834	R$ 12,965,859
Transfer of financial assets with retention of risks and benefits
Loans and advances to clients	431,397	783,967	202,113
Other financial liabilities - financial liabilities associated with assets transfers	R$ 428,248	R$ 774,673	R$ 190,333